Asset Acquisition (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 06, 2022	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Building [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life				20 years		20 years
Machinery and Equipment [Member] | Minimum [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life				5 years		5 years
Machinery and Equipment [Member] | Maximum [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life				10 years		10 years
Finite-Lived Intangible Assets [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life				5 years		5 years
Safegard Medical, Inc [Member]
Business Acquisition [Line Items]
Acquisition cost	$ 2,936,712
Fair value of assets acquired	53,576
Common Stock [Member]
Business Acquisition [Line Items]
Additional consideration, shares					28,571
Share Purchase Agreement [Member]
Business Acquisition [Line Items]
Asset acquisition	$ 2,500,000
Operating costs		$ 275,000	$ 300,000	$ 594,000	$ 770,000
Share Purchase Agreement [Member] | Equity Option [Member]
Business Acquisition [Line Items]
Stock options issued	35,714
Exercise price	$ 7.00
Vested options	183,135
Vested options, value	$ 183,135
Share Purchase Agreement [Member] | Stock Option One [Member]
Business Acquisition [Line Items]
Stock options issued	50,000
Exercise price	$ 4.25
Share Purchase Agreement [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Additional consideration, shares	28,571
Share price	$ 7.00
Fair market value of common stock	$ 200,000